GCAT 2022-NQM4 Trust ABS-15G

Exhibit 99.16

Client Name:
Client Project Name:	GCAT 2022-NQM4
Start - End Dates:	1/2/2019 - 1/24/2022
Deal Loan Count:	4

Rating Agency ATR QM Data Fields

Loans in Report:	4

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
438287756	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	3842	XXXXXX	9.3855	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	Yes	1628.27
438287758	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	10801.77	XXXXXX	5.9967	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	121142.14
438287768	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	5632.6	XXXXXX	5.4162	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	Yes	355
438287769	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	8033.5	XXXXXX	4.7044	Employed	Employed	U.S. Citizen	Permanent Resident Alien	(No Data)	Yes	3778

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